Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

	As of
(in millions, except percentages)	September 30, 2014	December 31, 2013
Term loan, due 2021	$798.2	$—
Senior unsecured notes:
5.250% senior unsecured notes, due 2022	400.0	—
5.625% senior unsecured notes, due 2024	400.0	—
Total senior unsecured notes	800.0	—
Total long-term debt	$1,598.2	$—

Weighted average cost of debt	4.2%	—%